Fees Summary	Jun. 26, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 23,793.29
Total Fee Amount	23,793.29
Total Transaction Valuation	172,290,272.04
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A